Investment Objectives and Goals - Yorkville America 2X Long MANGOS Plus Daily Target ETF	Sep. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Yorkville America 2X Long MANGOS Plus Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MANGOS Plus ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.